CONSOLIDATED STATEMENTS OF CHANGES IN INVESTED/SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Loss CNY (¥)	Accumulated losses CNY (¥)	USD ($)	CNY (¥)
Beginning balance (Predecessor) at Dec. 31, 2014						¥ 5,678
Beginning balance at Dec. 31, 2014						5,678
Changes in invested (deficit)/equity
RONG360's contribution | Predecessor						163,714
RONG360's contribution						163,714
Share-based compensation | Predecessor						13,216
Share-based compensation						13,216
Net loss | Predecessor						(196,174)
Net loss						(196,174)
Currency translation adjustment | Predecessor						0
Ending balance (Predecessor) at Dec. 31, 2015						(13,566)
Ending balance at Dec. 31, 2015						(13,566)
Changes in invested (deficit)/equity
RONG360's contribution | Predecessor						243,481
RONG360's contribution						243,481
Share-based compensation | Predecessor						4,817
Share-based compensation						4,817
Net loss | Predecessor						(182,125)
Net loss						(182,125)
Currency translation adjustment | Predecessor						0
Ending balance (Predecessor) at Dec. 31, 2016						52,607
Ending balance at Dec. 31, 2016						52,607
Ending balance (in shares) at Dec. 31, 2017 | shares	414,291,350
Changes in invested (deficit)/equity
RONG360's contribution | Predecessor						93,431
RONG360's contribution						93,431
Share-based compensation | Predecessor						1,727
Share-based compensation		¥ 106,039				107,766
Net loss | Predecessor						(27,415)
Net loss				¥ (174,710)	$ (31,066)	(202,125)
Completion of reorganization(Note 1(b)) | Predecessor						(120,350)
Completion of reorganization(Note 1(b))	¥ 229	120,121
Completion of reorganization(Note 1(b)) (in shares) | shares	345,541,350
Initial working capital contributed by RONG360		150,000				150,000
Issuance of ordinary shares for the IPO and the concurrent private placements	¥ 46	1,357,907				1,357,953
Shares issued for the IPO and the concurrent private placements (in shares) | shares	68,750,000
Share-based awards to employees of non-platform business (Note 10)		8,851				8,851
Deemed dividends to RONG360 in connection with the share-based awards to employees of non-platform business (Note 10)		(8,851)			(1,360)	(8,851)
Currency translation adjustment			¥ (21,170)		(3,254)	(21,170)
Ending balance at Dec. 31, 2017	¥ 275	¥ 1,734,067	¥ (21,170)	¥ (174,710)	$ 236,457	¥ 1,538,462